Contract Research Agreement Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Research and development expense	$ 860,903	$ 974,980	$ 2,517,242	$ 2,705,978	$ 3,429,400	$ 3,338,411	$ 3,212,908
Tethys Aquaculture Canada Inc. ("TAC")
Research and development expense					103,208	287,246	$ 338,993
Center for Aquaculture Technologies, Inc. ("CAT")
Research and development expense					$ 172,966	$ 185,426